Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Apr 3, 2012

SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary): | SIMT MULTI-ASSET ACCUMULATION FUND
Multi-Asset Accumulation Fund

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Change in Fees and Expenses for the Multi-Asset Accumulation Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Accumulation Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A SIMT MULTI-ASSET ACCUMULATION FUND
Management Fees of the Fund		0.75%
Management Fees of the Subsidiary		none
Total Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses of the Fund	[1]	0.75%
Other Expenses of the Subsidiary		none
Total Other Expenses		0.75%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.06%
Total Annual Fund Operating Expenses		1.56%
[1]	Based on estimated amounts for the current fiscal year.

Under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A SIMT MULTI-ASSET ACCUMULATION FUND	159	493

There are no other changes to the fees and expenses for the Multi-Asset Accumulation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 3, 2012
SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary): | SIMT MULTI-ASSET ACCUMULATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Accumulation Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses for the Multi-Asset Accumulation Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Accumulation Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses for the Multi-Asset Accumulation Fund.
SupplementClosingTextBlock	ck0000804239_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)
SIMT MULTI-ASSET ACCUMULATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund	rr_Component1OtherExpensesOverAssets	0.75%
Management Fees of the Subsidiary	rr_Component2OtherExpensesOverAssets	none
Total Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.75%	[1]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_ExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493

[1]	Based on estimated amounts for the current fiscal year.

SIMT MULTI-ASSET INCOME FUND (Prospectus Summary): | SIMT MULTI-ASSET INCOME FUND
Multi-Asset Income Fund

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Change in Fees and Expenses for the Multi-Asset Income Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Income Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A SIMT MULTI-ASSET INCOME FUND
Management Fees		0.60%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.70%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.04%
Total Annual Fund Operating Expenses		1.34%
[1]	Based on estimated amounts for the current fiscal year.

In addition, under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A SIMT MULTI-ASSET INCOME FUND	136	425

There are no other changes to the fees and expenses for the Multi-Asset Income Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 3, 2012
SIMT MULTI-ASSET INCOME FUND (Prospectus Summary): | SIMT MULTI-ASSET INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Income Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses for the Multi-Asset Income Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Income Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses for the Multi-Asset Income Fund.
SupplementClosingTextBlock	ck0000804239_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)
SIMT MULTI-ASSET INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425

[1]	Based on estimated amounts for the current fiscal year.